Fair value measurement (Tables)	12 Months Ended
Dec. 31, 2025
Fair Value Disclosures [Abstract]
Financial Instruments Carried at Fair Value on Recurring Basis
The following tables present the financial instruments carried at fair value at Dec. 31, 2025 and Dec. 31, 2024, by caption on the consolidated balance sheet and by the three-level valuation hierarchy. We have included credit ratings information in certain of the tables because the information indicates the degree of credit risk to which we are exposed, and significant changes in ratings classifications could result in increased risk for us.

Assets and liabilities measured at fair value on a recurring basis at Dec. 31, 2025					Total carrying value
(dollars in millions)	Level 1	Level 2	Level 3	Netting (a)
Assets:
Available-for-sale securities:
Non-U.S. government (b)	$7,196	$21,372	$—	$—	$28,568
U.S. Treasury	24,755	956	—	—	25,711
Agency RMBS	—	21,220	—	—	21,220
Foreign covered bonds	—	8,068	—	—	8,068
Agency commercial MBS	—	6,780	—	—	6,780
CLOs	—	6,118	—	—	6,118
Non-agency commercial MBS	—	2,196	—	—	2,196
U.S. government agencies	—	1,554	—	—	1,554
Non-agency RMBS	—	1,515	—	—	1,515
Other ABS	—	376	—	—	376
Total available-for-sale securities	31,951	70,155	—	—	102,106
Trading assets:
Debt instruments	2,426	3,778	—	—	6,204
Equity instruments	7,040	—	—	—	7,040
Derivative assets not designated as hedging:
Interest rate	5	713	—	—	718
Foreign exchange	—	5,517	—	—	5,517
Equity and other contracts	—	21	—	—	21
Netting agreements				(5,224)	(5,224)
Total derivative assets not designated as hedging	5	6,251	—	(5,224)	1,032
Total trading assets	9,471	10,029	—	(5,224)	14,276
Other assets:
Derivative assets designated as hedging:
Interest rate	—	305	—	—	305
Foreign exchange	—	53	—	—	53
Total derivative assets designated as hedging	—	358	—	—	358
Other assets (c)	575	578	—	—	1,153
Total other assets	575	936	—	—	1,511
Assets measured at NAV (c)					155
Total assets	$41,997	$81,120	$—	$(5,224)	$118,048
Percentage of total assets prior to netting	34%	66%	—%

Liabilities:
Trading liabilities:
Debt instruments	$3,303	$41	$—	$—	$3,344
Equity instruments	241	—	—	—	241
Derivative liabilities not designated as hedging:
Interest rate	3	970	—	—	973
Foreign exchange	—	5,351	—	—	5,351
Equity and other contracts	1	56	—	—	57
Netting agreements				(3,831)	(3,831)
Total derivative liabilities not designated as hedging	4	6,377	—	(3,831)	2,550
Total trading liabilities	3,548	6,418	—	(3,831)	6,135
Other liabilities:
Derivative liabilities designated as hedging:
Foreign exchange	—	81	—	—	81
Total derivative liabilities designated as hedging	—	81	—	—	81
Other liabilities	535	1	—	—	536
Total other liabilities	535	82	—	—	617
Total liabilities	$4,083	$6,500	$—	$(3,831)	$6,752
Percentage of total liabilities prior to netting	39%	61%	—%
(a)    ASC 815, Derivatives and Hedging, permits the netting of derivative receivables and derivative payables under legally enforceable master netting agreements and permits the netting of cash collateral. Netting is applicable to derivatives not designated as hedging instruments included in trading assets or trading liabilities and derivatives designated as hedging instruments included in other assets or other liabilities. Netting is allocated to the derivative products based on the net fair value of each product.
(b)    Includes supranational securities.
(c)    Includes seed capital, private equity investments and other assets.

Assets and liabilities measured at fair value on a recurring basis at Dec. 31, 2024					Total carrying value
(dollars in millions)	Level 1	Level 2	Level 3	Netting (a)
Assets:
Available-for-sale securities:
Non-U.S. government (b)	$4,780	$19,967	$—	$—	$24,747
Agency RMBS	—	19,900	—	—	19,900
U.S. Treasury	16,403	—	—	—	16,403
Agency commercial MBS	—	7,225	—	—	7,225
Foreign covered bonds	—	7,068	—	—	7,068
CLOs	—	5,819	—	—	5,819
Non-agency commercial MBS	—	2,487	—	—	2,487
U.S. government agencies	—	2,289	—	—	2,289
Non-agency RMBS	—	1,478	—	—	1,478
Other ABS	—	615	—	—	615
Total available-for-sale securities	21,183	66,848	—	—	88,031
Trading assets:
Debt instruments	2,268	3,007	—	—	5,275
Equity instruments	5,781	—	—	—	5,781
Derivative assets not designated as hedging:
Interest rate	2	833	—	—	835
Foreign exchange	—	10,559	—	—	10,559
Equity and other contracts	6	137	—	—	143
Netting agreements				(8,612)	(8,612)
Total derivative assets not designated as hedging	8	11,529	—	(8,612)	2,925
Total trading assets	8,057	14,536	—	(8,612)	13,981
Other assets:
Derivative assets designated as hedging:
Interest rate	—	326	—	—	326
Foreign exchange	—	455	—	—	455
Total derivative assets designated as hedging	—	781	—	—	781
Other assets (c)	532	686	—	—	1,218
Total other assets	532	1,467	—	—	1,999
Assets measured at NAV (c)					152
Total assets	$29,772	$82,851	$—	$(8,612)	$104,163
Percentage of total assets prior to netting	26%	74%	—%

Liabilities:
Trading liabilities:
Debt instruments	$1,931	$18	$—	$—	$1,949
Equity instruments	52	—	—	—	52
Derivative liabilities not designated as hedging:
Interest rate	9	1,201	—	—	1,210
Foreign exchange	—	10,636	—	—	10,636
Equity and other contracts	—	51	—	—	51
Netting agreements				(9,033)	(9,033)
Total derivative liabilities not designated as hedging	9	11,888	—	(9,033)	2,864
Total trading liabilities	1,992	11,906	—	(9,033)	4,865
Other liabilities:
Derivative liabilities designated as hedging:
Foreign exchange	—	12	—	—	12
Total derivative liabilities designated as hedging	—	12	—	—	12
Other liabilities	400	10	—	—	410
Total other liabilities	400	22	—	—	422
Total liabilities	$2,392	$11,928	$—	$(9,033)	$5,287
Percentage of total liabilities prior to netting	17%	83%	—%
(a)    ASC 815, Derivatives and Hedging, permits the netting of derivative receivables and derivative payables under legally enforceable master netting agreements and permits the netting of cash collateral. Netting is applicable to derivatives not designated as hedging instruments included in trading assets or trading liabilities and derivatives designated as hedging instruments included in other assets or other liabilities. Netting is allocated to the derivative products based on the net fair value of each product.
(b)    Includes supranational securities.
(c)    Includes seed capital, private equity investments and other assets.

Details Of Certain Items Measured At Fair Value on Recurring Basis

Details of certain available-for-sale securities measured at fair value on a recurring basis	Dec. 31, 2025						Dec. 31, 2024
	Total carrying value (b)	Ratings (a)					Total carrying value (b)	Ratings (a)
		AAA/ AA-	A+/ A-	BBB+/ BBB-	BB+ and lower	Not rated		AAA/ AA-	A+/ A-	BBB+/ BBB-	BB+ and lower	Not rated
(dollars in millions)
Non-agency RMBS, originated in:
2008-2025	$1,509	100%	—%	—%	—%	—%	$1,453	98%	2%	—%	—%	—%
2007 and earlier	6	—	100	—	—	—	25	—	100	—	—	—
Total non-agency RMBS	$1,515	100%	—%	—%	—%	—%	$1,478	98%	2%	—%	—%	—%
Non-agency commercial MBS originated in:
2009-2025	$2,196	100%	—%	—%	—%	—%	$2,487	100%	—%	—%	—%	—%
Foreign covered bonds:
Canada	$1,923	100%	—%	—%	—%	—%	$2,113	100%	—%	—%	—%	—%
UK	1,057	100	—	—	—	—	911	100	—	—	—	—
Australia	882	100	—	—	—	—	574	100	—	—	—	—
Germany	793	100	—	—	—	—	598	100	—	—	—	—
Singapore	607	100	—	—	—	—	554	100	—	—	—	—
Netherlands	531	100	—	—	—	—	465	100	—	—	—	—
Other	2,275	100	—	—	—	—	1,853	100	—	—	—	—
Total foreign covered bonds	$8,068	100%	—%	—%	—%	—%	$7,068	100%	—%	—%	—%	—%
Non-U.S. government:
UK	$4,702	100%	—%	—%	—%	—%	$3,383	100%	—%	—%	—%	—%
Germany	2,045	100	—	—	—	—	2,308	100	—	—	—	—
France	2,037	31	69	—	—	—	1,732	100	—	—	—	—
Canada	1,835	90	10	—	—	—	1,463	100	—	—	—	—
Netherlands	1,825	100	—	—	—	—	705	100	—	—	—	—
Austria	742	100	—	—	—	—	388	100	—	—	—	—
Finland	688	100	—	—	—	—	527	100	—	—	—	—
Spain	628	—	100	—	—	—	617	—	2	98	—	—
Japan	470	—	100	—	—	—	377	—	100	—	—	—
Belgium	371	100	—	—	—	—	728	100	—	—	—	—
Other (c)	1,490	56	33	3	8	—	1,536	68	19	4	9	—
Supranational	11,735	87	13	—	—	—	10,983	100	—	—	—	—
Total non-U.S. government	$28,568	83%	17%	—%	—%	—%	$24,747	94%	3%	3%	—%	—%
(a)    Represents ratings by S&P or the equivalent.
(b)    At Dec. 31, 2025 and Dec. 31, 2024, non-U.S. government securities were included in Level 1 and Level 2 in the valuation hierarchy. All other assets in the table are Level 2 assets in the valuation hierarchy.
(c)    Includes non-investment grade non-U.S. government securities related to Brazil of $112 million at Dec. 31, 2025 and $135 million at Dec. 31, 2024.

Assets Measured at Fair Value on Nonrecurring Basis	The following table presents the carrying value as of Dec. 31, 2025 and Dec. 31, 2024 of financial instruments for which nonrecurring adjustments to fair value have been recorded during 2025 and/or 2024 and all non-readily marketable equity securities carried at cost with upward or downward adjustments by balance sheet caption and level in the fair value hierarchy.

Assets measured at fair value on a nonrecurring basis	Dec. 31, 2025				Dec. 31, 2024
				Total carrying value				Total carrying value
(in millions)	Level 1	Level 2	Level 3		Level 1	Level 2	Level 3
Loans (a)	$—	$21	$—	$21	$—	$25	$—	$25
Other assets (b)	—	440	—	440	—	414	—	414
Total assets at fair value on a nonrecurring basis	$—	$461	$—	$461	$—	$439	$—	$439
(a)    The fair value of these loans decreased less than $1 million in 2025 and $1 million in 2024, based on the fair value of the underlying collateral, as required by guidance in ASC 326, Financial Instruments – Credit Losses, with an offset to the allowance for credit losses.
(b)    Includes non-readily marketable equity securities carried at cost with upward or downward adjustments and other assets received in satisfaction of debt.

Summary of Financial Instruments Not Carried at Fair Value
The following tables present the estimated fair value and the carrying amount of financial instruments not carried at fair value on the consolidated balance sheet at Dec. 31, 2025 and Dec. 31, 2024, by caption on the consolidated balance sheet and by the valuation hierarchy.

Summary of financial instruments	Dec. 31, 2025
(in millions)	Level 1	Level 2	Level 3	Total estimated fair value	Carrying amount
Assets:
Interest-bearing deposits with the Federal Reserve and other central banks	$—	$116,009	$—	$116,009	$116,009
Interest-bearing deposits with banks	—	10,398	—	10,398	10,397
Federal funds sold and securities purchased under resale agreements	—	44,892	—	44,892	44,892
Securities held-to-maturity	10,014	35,363	—	45,377	48,094
Loans (a)	—	79,418	—	79,418	80,278
Other financial assets	5,111	2,449	—	7,560	7,560
Total	$15,125	$288,529	$—	$303,654	$307,230
Liabilities:
Noninterest-bearing deposits	$—	$59,979	$—	$59,979	$59,979
Interest-bearing deposits	—	265,730	—	265,730	271,915
Federal funds purchased and securities sold under repurchase agreements	—	18,992	—	18,992	18,992
Payables to customers and broker-dealers	—	21,872	—	21,872	21,872
Commercial paper	—	2,003	—	2,003	2,003
Borrowings	—	1,191	—	1,191	1,191
Long-term debt	—	32,256	—	32,256	31,873
Total	$—	$402,023	$—	$402,023	$407,825
(a)    Does not include the leasing portfolio.

Summary of financial instruments	Dec. 31, 2024
(in millions)	Level 1	Level 2	Level 3	Total estimated fair value	Carrying amount
Assets:
Interest-bearing deposits with the Federal Reserve and other central banks	$—	$89,546	$—	$89,546	$89,546
Interest-bearing deposits with banks	—	9,617	—	9,617	9,612
Federal funds sold and securities purchased under resale agreements	—	41,146	—	41,146	41,146
Securities held-to-maturity	10,016	34,004	—	44,020	48,596
Loans (a)	—	69,738	—	69,738	70,673
Other financial assets	4,178	2,271	—	6,449	6,449
Total	$14,194	$246,322	$—	$260,516	$266,022
Liabilities:
Noninterest-bearing deposits	$—	$58,267	$—	$58,267	$58,267
Interest-bearing deposits	—	226,799	—	226,799	231,257
Federal funds purchased and securities sold under repurchase agreements	—	14,064	—	14,064	14,064
Payables to customers and broker-dealers	—	20,073	—	20,073	20,073
Commercial paper	—	301	—	301	301
Borrowings	—	941	—	941	941
Long-term debt	—	30,351	—	30,351	30,854
Total	$—	$350,796	$—	$350,796	$355,757
(a)    Does not include the leasing portfolio.